Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 139,454.3	$ 1,673.3	₨ 117,907.5
Remittances in transit	85,743.4	1,028.8	61,927.3
Accrued expenses	82,752.6	993.0	45,684.4
Accounts payable	292,846.0	3,513.9	206,920.4
Derivatives (-refer to note 25)	109,409.9	1,312.8	98,783.5
Deferred tax	288,154.4	3,457.6	0.0
Lease liability	131,043.0	1,572.4	97,658.9
Others	165,599.2	1,987.0	125,471.4
Total	₨ 1,295,002.8	$ 15,538.8	₨ 754,353.4
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liability	Lease liability	Lease liability